ORGANIZATION AND BASIS OF PRESENTATION (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Corporate Information and Background

AudioEye, Inc. was formed as a Delaware corporation on May 20, 2005. The Company focuses on providing its customers with the most complete and inclusive web accessibility solution available. The Company’s suite of technologies allows its customers to provide their site visitors with an enhanced web experience. When implemented, the Company believes its solutions offer businesses the opportunity to reach more customers, improve brand image, and build additional brand loyalty. In addition, the Company’s solutions provide organizations with the ability to comply with internationally accepted web content accessibility guidelines (WCAG) as well as United States, Canadian and United Kingdom accessibility laws.

Basis of Presentation

This summary of significant accounting policies is presented to assist in understanding the Company’s financial statements.  These accounting policies conform to accounting principles, generally accepted in the United States of America, and have been consistently applied in the preparation of the financial statements.

Reclassification, Policy [Policy Text Block]	Reclassification Certain prior year amounts have been reclassified to conform to the current year presentation.

Consolidation, Policy [Policy Text Block]
Principles of Consolidation and Non-Controlling Interest

The consolidated financial statements include the accounts of the Company and its subsidiary, Empire Technologies, LLC (“Empire”).  All significant inter-company accounts and transactions have been eliminated. In October 2010, the Company formed Empire as part of a joint venture with LVS Health Innovations, Inc. (“LVS”) whereby the Company owned 50% of Empire. Empire is considered a variable interest entity as defined by ASC 805-10 “Business Combinations” and the primary beneficiary of Empire as defined by ASC 805-10 and therefore consolidates the accounts of Empire for the year ending December 31, 2011. On April 30, 2012, LVS agreed to sell its 50% membership interest in Empire to the Company for consideration of $10 and the sum of previous LVS capital contributions paid in cash to Empire. The non-controlling interest was then eliminated and Empire is now treated as a 100% owned consolidated subsidiary.

During the years ended December 31, 2015 and 2014, Empire had no activity.  Empire had no assets or liabilities as of December 31, 2015 and December 31, 2014.

The Company acquired 19.5 % of Couponicate for a nominal cost in the year ended December 31, 2012. The entity has no assets or liabilities and has no net income or loss.

Research, Development, and Computer Software, Policy [Policy Text Block]
Capitalization of Software Development Costs

The Company expenses development costs for research and development until such time as the software became technologically feasible.  The Company’s software became technologically feasible at the end of 2013.  The software development was substantially completed by the end of August, 2014.  The Company further determined that the life of the capitalized software development costs is three years. Further enhancements and Patentable improvements were developed in 2015 and are ongoing. New patents have been filed and are pending as discussed more fully in the Business Description.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates include the fair value of the Company’s stock, stock-based compensation, fair values relating to derivative liabilities, debt discounts and the valuation allowance related to deferred tax assets. Actual results may differ from these estimates.

Use of Estimates

The preparation of financial statements, in conformity with generally accepted accounting principles in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from these estimates.

Research and Development Expense, Policy [Policy Text Block]
Research and Technology Expenses

Research and technology expenses are expensed in the period costs are incurred. For the year ended December 31, 2015 and 2014 research and technology expenses totaled $375,817 and $610,329 respectively.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

Revenue is recognized when all applicable recognition criteria have been met, which generally include (a) persuasive evidence of an existing arrangement; (b) fixed or determinable price; (c) delivery has occurred or service has been rendered; and (d) collectability of the sales price is reasonably assured. For software and technology development contracts the Company recognizes revenues on a percentage of completion method based upon several factors including but not limited to (a) estimate of total hours and milestones to complete; (b) total hours completed; (c) delivery of services rendered; (d) change in estimates; and (e) collectability of the contract.

The Company had three major customers including their affiliates which generated approximately 66% (39%, 14% and 13%) of its revenue in the three months ended June 30, 2016.

The Company had three major customers including their affiliates which generated approximately 64% (32%, 19% and 14%) of its revenue in the six months ended June 30, 2016.

At June 30, 2016, the Company had one customer representing 56% of the outstanding accounts receivable.

Certain Software as a Service (SaaS) and website hosting contracts are prepared and invoiced on an annual basis. Any funds received for hosting services not provided yet are held in deferred revenue, and are recorded as revenue when earned.

Revenue Recognition

Revenue is recognized when all applicable recognition criteria have been met, which generally include (a) persuasive evidence of an existing arrangement; (b) fixed or determinable price; (c) delivery has occurred or service has been rendered; and (d) collectability of the sales price is reasonably assured. For software and technology development contracts the Company recognizes revenues on a percentage of completion method based upon several factors including but not limited to (a) estimate of total hours and milestones to complete; (b) total hours completed; (c) delivery of services rendered; (d) change in estimates; and (e) collectability of the contract.

The Company had two major customers including their affiliates which generated approximately 67.5% (56.3% and 11.2%) and 87% (77% and 10%) of its revenue in the fiscal years ended December 31, 2015 and 2014, respectively.

Certain Software as a Service (SaaS) and website hosting contracts are prepared and invoiced on an annual basis. Any funds received for hosting services not provided yet are held in deferred revenue, and are recorded as revenue is earned.

Revenue Recognition, Long-term Contracts [Policy Text Block]
Billings in Excess of Revenues

The Company applies percentage of completion accounting to long term contracts. Revenue is recognized as a portion of the contract term as services are delivered, and differed revenue is recorded, only upon the receipt of cash. Timing and accounts affected by the respective journal entry are triggered when payment is received and applied to invoices in accounts receivable. There were no long-term contracts in process as of December 31, 2015.

Fiscal Period, Policy [Policy Text Block]	Fiscal Year End The Company has a fiscal year ending on December 31.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents

The Company considers cash in savings accounts to be cash equivalents. The Company considers any short-term, highly liquid investments with maturities of three months or less as cash and cash equivalents.

Marketable Securities, Policy [Policy Text Block]
Marketable Securities

The Company has elected the fair value option under ASC 825 for its marketable securities.  Marketable securities are classified as available for sale and consist of common stock holdings of publicly traded companies.  These securities are marked to market at the end of each reporting period based on the closing price of the security at each balance sheet date. Changes in fair value are recorded as unrealized gains or losses in the consolidated statement of operations in accordance with ASC 320.

Cost Method Investments, Policy [Policy Text Block]
Non-marketable Securities

From time to time, the Company invests in the securities of other entities where there exists no active market for the securities held.  Non-marketable securities are recorded at the cost of the investment.

Receivables, Policy [Policy Text Block]
Allowance for Doubtful Accounts

The Company establishes an allowance for bad debts through a review of several factors including historical collection experience, current aging status of the customer accounts, and financial condition of the Company’s customers. The Company does not generally require collateral for its accounts receivable. There was an allowance for doubtful accounts of $-0-  and $19,675 as of December 31, 2015 and 2014, respectively.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, Plant and Equipment

Property and equipment are carried at the cost of acquisition or construction and depreciated over the estimated useful lives of the assets. Costs associated with repairs and maintenance are expensed as incurred. Costs associated with improvements which extend the life, increase the capacity or improve the efficiency of the Company’s property and equipment are capitalized and depreciated over the remaining life of the related asset. Gains and losses on dispositions of equipment are reflected in operations. Depreciation is provided using the straight-line method over the estimated useful lives of the assets, which are 5 to 7 years.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill, Intangible Assets, and Long-Lived Assets

Goodwill is carried at cost and is not amortized.  The Company tests goodwill for impairment on an annual basis at the end of each fiscal year, relying on a number of factors including operating results, business plans, economic projections, anticipated future cash flows and marketplace data.  Company management uses its judgment in assessing whether goodwill has become impaired between annual impairment tests according to specifications set forth in ASC 350. The Company completed an evaluation of goodwill at December 31, 2015 and 2014 and determined that there was no impairment.

The fair value of the Company’s reporting unit is dependent upon the Company’s estimate of future cash flows and other factors. The Company’s estimates of future cash flows include assumptions concerning future operating performance and economic conditions and may differ from actual future cash flows. Estimated future cash flows are adjusted by an appropriate discount rate derived from the Company’s market capitalization plus a suitable control premium at date of the evaluation. The financial and credit market volatility directly impacts the Company’s fair value measurement through the Company’s weighted average cost of capital that the Company uses to determine its discount rate and through the Company’s stock price that the Company uses to determine its market capitalization. Therefore, changes in the stock price may also affect the amount of impairment recorded.

The Company recognizes an acquired intangible asset apart from goodwill whenever the intangible asset arises from contractual or other legal rights, or when it can be separated or divided from the acquired entity and sold, transferred, licensed, rented or exchanged, either individually or in combination with a related contract, asset or liability. Such intangibles are amortized over their useful lives. Impairment losses are recognized if the carrying amount of an intangible asset subject to amortization is not recoverable from expected future cash flows and its carrying amount exceeds its fair value.

The Company reviews its long-lived assets, including property and equipment, identifiable intangibles, and goodwill annually or whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. To determine recoverability of its long-lived assets, the Company evaluates the probability that future undiscounted net cash flows will be less than the carrying amount of the assets.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets

The Company’s long-lived assets, including intangibles, are reviewed for impairment whenever events or changes in circumstances indicate that the historical-cost carrying value of an asset may no longer be appropriate. The Company assesses recoverability of the asset by comparing the undiscounted future net cash flows expected to result from the asset to its carrying value. If the carrying value exceeds the undiscounted future net cash flows of the asset, an impairment loss is measured and recognized. An impairment loss is measured as the difference between the net book value and the fair value of the long-lived asset.

Patents were evaluated for impairment and no impairment losses were incurred during the years ended December 31, 2015 and 2014, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock based compensation

The Company measures the cost of services received in exchange for an award of equity instruments based on the fair value of the award. For employees and directors, the fair value of the award is measured on the grant date and for non-employees, the fair value of the award is generally re-measured on vesting dates and interim financial reporting dates until the service period is complete. The fair value amount is then recognized over the period during which services are required to be provided in exchange for the award, usually the vesting period. Stock-based compensation expense is recorded by the Company in the same expense classifications in the consolidated statements of operations, as if such amounts were paid in cash.

Equity-Based Payments

The Company accounts for equity instruments issued to non-employees in accordance with the provisions of ASC 505-50, “Equity-Based Payments to Non-Employees”, which requires that such equity instruments are recorded at their fair value on the measurement date, with the measurement of such compensation being subject to periodic adjustment as the underlying equity instruments vest.

The Company account for equity instruments issued to employees in accordance with ASC 718 “Stock Compensation”. Under this guidance, stock compensation expense is measured at the grant date, based on the fair value of the award, and is recognized as an expense over the estimated service period (generally the vesting period) on the straight-line attribute method.

Income Tax, Policy [Policy Text Block]
Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. These assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the temporary differences are expected to reverse.

The Company has net operating loss carryforwards available to reduce future taxable income. Future tax benefits for these net operating loss carryforwards are recognized to the extent that realization of these benefits is considered more likely than not. To the extent that the Company will not realize a future tax benefit, a valuation allowance is established.

Earnings Per Share, Policy [Policy Text Block]
Earnings (Loss) Per Share

Basic earnings (loss) per share are computed by dividing net income, or loss, by the weighted average number of shares of common stock outstanding for the period. Diluted earnings (loss) per share and basic earnings (loss) per share are not included in the net loss per share computation until the Company has Net Income. Diluted loss per share including the dilutive effects of common stock equivalents on an “as if converted” basis would reduce the loss per share and thereby be antidilutive.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Financial Instruments

The carrying amount of the Company’s financial instruments, consisting of cash equivalents, short-term investments, account and notes receivable, accounts and notes payable, short-term borrowings and certain other liabilities, approximate their fair value due to their relatively short maturities. The carrying amount of the Company’s long-term debt approximates fair value since the stated rate of interest approximates a market rate of interest.

Fair Value Measurement, Policy [Policy Text Block]
Fair Value Measurements

Fair value is an estimate of the exit price, representing the amount that would be received to, sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). Fair value measurements are not adjusted for transaction cost. Fair value measurement under generally accepted accounting principles provides for use of a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted market prices that are observable, either directly or indirectly, and reasonably available. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the Company.

Level 3: Unobservable inputs reflect the assumptions that the Company develops based on available information about what market participants would use in valuing the asset or liability.

An asset or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Availability of observable inputs can vary and is affected by a variety of factors. The Company uses judgment in determining fair value of assets and liabilities and Level 3 assets and liabilities involve greater judgment than Level 1 and Level 2 assets or liabilities.

In October and November 2015, the Company issued warrants with an exercise price of $0.10 in connection with a convertible debt instruments. The five year warrants also contain a provision that the warrant exercise price will automatically be adjusted for any common stock equity issuances at less than $0.10 per share. The Company determined that the warrants were not afforded equity classification because the warrants are not considered to be indexed to the Company’s own stock due to the anti-dilution provision. Accordingly, the warrants are treated as a derivative liability and are carried at fair value.

The Company estimated the fair value of these derivative warrants at initial issuance and again at each balance sheet date. The changes in fair value are recognized in earnings in the Consolidated Statements of Operations under the caption “unrealized gain/(loss) – derivative liability” until such time as the derivative warrants are exercised or expire. The Company used the Black-Scholes Option Pricing model to estimate the fair value of the dates of issuance, the price of the Company stock ranged $0.031 to $0.058, volatility was estimated to be 102%, the risk free rate ranged 1.14% to 1.75% and the remaining term was 5 years.

In April and May 2016, the Company issued warrants with an exercise price of $0.25 in connection with the sale of Common Stock. The five year warrants also contain a provision that the warrant exercise price will automatically be adjusted for any common stock equity issuances at less than $0.25 per share. The Company determined that the warrants were not afforded equity classification because the warrants are not considered to be indexed to the Company’s own stock due to the anti-dilution provision. Accordingly, the warrants are treated as a derivative liability and are carried at fair value.

The Company estimated the fair value of these derivative warrants at initial issuance and again at each balance sheet date. The changes in fair value are recognized in earnings in the Consolidated Statements of Operations under the caption “unrealized gain/(loss) – derivative liability” until such time as the derivative warrants are exercised or expire. The Company used the Black-Scholes Option Pricing model to estimate the fair value of the dates of issuance, the price of the Company stock ranged $0.169 to $0.195, volatility was estimated to be from 169% to 178%, the risk free rate ranged 1.22% to 1.35% and the remaining term was 5 years. The estimated initial fair value of these warrants of $218,786 was reclassified from equity to liability at the date of issuance.

At June 30, 2016, the price of the Company stock was 0.161, volatility was estimated to be 172.95%, the risk free rate of 1.01% and the remaining term ranged from 4.28 to 4.81 years. As of June 30, 2016, the fair value of the warrants was determined to be $3,999,298, resulting in an unrealized gain (loss) on the change in the fair value of this derivative liability of $70,908 and $(3,341,151) for the three and six months ended June 30, 2016, respectively.

The following are the Company’s assets and liabilities, measured at fair value on a recurring basis, as of June 30, 2016 and December 31, 2015:

		Fair Value
	Fair Value	Hierarchy
Assets
Marketable securities, June 30, 2016	$2,700	Level 1
Marketable securities, December 31, 2015	$3,600	Level 1

Liabilities
Derivative Liability , June 30, 2016	$3,999,298	Level 3
Derivative Liability , December 31, 2015	$439,361	Level 3

Fair Value Measurements

Fair value is an estimate of the exit price, representing the amount that would be received to, sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). Fair value measurements are not adjusted for transaction cost. Fair value measurement under generally accepted accounting principles provides for use of a fair value hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels:

Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted market prices that are observable, either directly or indirectly, and reasonably available. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the Company.

Level 3: Unobservable inputs reflect the assumptions that the Company develops based on available information about what market participants would use in valuing the asset or liability.

An asset or liability’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Availability of observable inputs can vary and is affected by a variety of factors. The Company uses judgment in determining fair value of assets and liabilities and Level 3 assets and liabilities involve greater judgment than Level 1 and Level 2 assets or liabilities.

In October and November 2015, the Company issued warrants with an exercise price of $0.10 in connection with a convertible debt instruments. The five year warrants also contain a provision that the warrant exercise price will automatically be adjusted for any common stock equity issuances at less than $0.10 per share. The Company determined that the warrants were not afforded equity classification because the warrants are not considered to be indexed to the Company’s own stock due to the anti-dilution provision. Accordingly, the warrants are treated as a derivative liability and are carried at fair value. The notes are not yet convertible, but the notes with any accrued interest automatically convert on the event of an equity capital raise of at least $2.0 million.

The Company estimated the fair value of these derivative warrants at initial issuance and again at each balance sheet date. The changes in fair value are recognized in earnings in the statement of operations under the caption “unrealized gain/(loss) – derivative liability” until such time as the derivative warrants are exercised or expire. The Company used the Black-Scholes Option Pricing model to estimate the fair value of the dates of issuance, the price of the Company stock ranged $0.031 to $0.058, volatility was estimated to be 102%, the risk free rate ranged 1.14% to 1.75% and the remaining term was 5 years. At December 31, 2015, the price of the Company stock was 0.0306, volatility was estimated to be 102%, the risk free rate ranged 1.14% to 1.75% and the remaining term ranged from 4.77 to 4.85 years. As of December 31, 2015, the fair value of the warrants was determined to be $439,361, resulting in an unrealized gain on the change in the fair value of this derivative liability of $187,932 for the year ended December 31, 2015.

The following are the Company’s assets and liabilities, measured at fair value on a recurring basis, as of December 31, 2015 and 2014:

		Fair Value
	Fair Value	Hierarchy
Assets
Marketable securities, December 31, 2015	$3,600	Level 1
Marketable securities, December 31, 2014	$13,800	Level 1

Liabiilities
Derivative Liability , At Issuance	$627,293	Level 3
Derivative Liability , December 31, 2015	$439,361	Level 3

Derivatives, Policy [Policy Text Block]
Derivative Instrument Liability

The Company accounts for derivative instruments in accordance with ASC 815, which establishes accounting and reporting standards for derivative instruments and hedging activities, including certain derivative instruments embedded in other financial instruments or contracts and requires recognition of all derivatives on the balance sheet at fair value, regardless of hedging relationship designation. Accounting for changes in fair value of the derivative instruments depends on whether the derivatives qualify as hedge relationships and the types of relationships designated are based on the exposures hedged. At June 30, 2016 and December 31, 2015, the Company did not have any derivative instruments that were designated as hedges.

On October 9, 2015, the Company issued convertible promissory notes representing $2,500,000 in aggregate principal together with warrants exercisable for up to 25,000,000 shares of Common Stock. The warrants have a strike price of $0.10 and term of 5 years. In addition on May 9, 2016, in connection with the sale of the Company’s common stock, the Company issued warrants exercisable for up to 1,312,000 shares of Common Stock. The warrants have a strike price of $0.25 and a term of 5 years.

In accordance with ASC 815, these outstanding warrants are deemed to contain embedded derivatives. The value of the derivative instrument will fluctuate with the price of the Company’s common stock and is recorded as a current liability on the Company’s Consolidated Balance Sheets. The change in the value of the liability is recorded as “unrealized gain (loss) on derivative liability” on the Consolidated Statements of Operations. This is a non-cash income (expense) item and is adjusted in the “operating activities” of the Consolidated Statements of Cash Flow. At June 30, 2016 and December 31, 2015, the derivative liability was stated at $3,999,298 and $439,361, respectively. The change in fair value of $3,341,151 was driven by the increased value of the Company’s common stock in the period and recorded as the “Loss on change in derivative liability” in the Consolidated Statements of Operations for the six months ended June 30, 2016. As the warrants are exercised or expire, the derivative liability will be adjusted on the balance sheet and an adjustment will be reflected in stockholders equity under additional paid-in capital.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

There are various updates recently issued, most of which represented technical corrections to the accounting literature or application to specific industries and are not expected to a have a material impact on the Company's financial position, results of operations or cash flows.

New Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the accompanying financial statements other than noted.

The FASB issued ASU 2015-03, Interest - Imputation of Interest (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs. The update requires debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of the related debt liability instead of being presented as an asset. Debt disclosures will include the face amount of the debt liability and the effective interest rate. The update requires retrospective application and represents a change in accounting principle. The update is effective for fiscal years beginning after December 15, 2015. The standard has been applied to our debt issuance from October and November 2015 and is reflected in our financial statements beginning with the period ending December 31, 2015

Effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years, the FASB issued ASU 2016-01 amendments, which among other things:

•
Requires equity investments (except those accounted for under the equity method of accounting, or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income.

•	Requires public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes.

•	Requires separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e., securities or loans and receivables).

•
Eliminates the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost.

The Company does not expect the adoption of this update will have a material impact on its consolidated financial statements.